Balance Sheet Components - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Balance Sheet Related Disclosures [Abstract]
Depreciation	$ 2,066	$ 1,937
Aggregate original costs	$ 300